Stock-based Compensation Plan - Schedule of Share-based Payment Award, Stock Options, Valuation Assumption (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free rate	1.01%	1.67%	0.93%	2.63%
Expected dividends			0.00%	0.00%
Expected term	6 years	6 years	6 years	6 years
Expected volatility	75.00%	68.00%	71.06%	76.77%